PGIM Portfolio Ballast ETF Average Annual Total Returns		12 Months Ended	13 Months Ended		25 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	[2],[3]	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02% [1]	28.04%		21.01%	[1],[4],[5]
Custom Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.60%			13.71%	[4]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		16.92%			13.76%
Performance Inception Date	Dec. 12, 2022
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.35%			11.09%
Performance Inception Date	Dec. 12, 2022
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.50%			9.69%
Performance Inception Date	Dec. 12, 2022

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[5]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.